COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum	2089
Capital expenditure commitments	$ 3,497	$ 2,923
2025
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	1,879
2026
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	1,170
2027 to 2029
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	431
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	$ 17